Accounting for Derivative Instruments and Hedging Activities Recognized in Other Comprehensive Income (Detail) - USD ($) $ in Thousands	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2015		Sep. 30, 2014		Sep. 30, 2015		Sep. 30, 2014		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months									$ (500)
Subsidiaries [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months					$ 500				(1,100)
Cash Flow Hedging [Member] | Subsidiaries [Member] | Interest Expense [Member] | Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Pre-tax gain (loss) of derivatives that were previously in a cash flow hedge relationship	$ (122)	[1]	$ (122)	[1]	(366)	[1]	$ (366)	[1]	(488)	$ (488)	$ (488)
Cash Flow Hedging [Member] | Subsidiaries [Member] | Electric generation fuel [Member] | Energy Related Derivative [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Pre-tax gain (loss) of derivatives that were previously in a cash flow hedge relationship									0	0	97
Cash Flow Hedging [Member] | Subsidiaries [Member] | Purchased Electricity [Member] | Energy Related Derivative [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Pre-tax gain (loss) of derivatives that were previously in a cash flow hedge relationship	0		0		(1,055)		(1,104)		(2,063)	(3,922)	(12,955)
Other Comprehensive Income (Loss) [Member] | Cash Flow Hedging [Member] | Parent Company [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Pre-tax gain (loss) of derivatives that were previously in a cash flow hedge relationship	0		0		(512)		(678)		(716)	(4,562)	(18,382)
Other Comprehensive Income (Loss) [Member] | Cash Flow Hedging [Member] | Parent Company [Member] | Interest Expense [Member] | Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Pre-tax gain (loss) of derivatives that were previously in a cash flow hedge relationship	0		0		0		(144)		(144)	(4,505)	(17,811)
Other Comprehensive Income (Loss) [Member] | Cash Flow Hedging [Member] | Parent Company [Member] | Electric generation fuel [Member] | Energy Related Derivative [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Pre-tax gain (loss) of derivatives that were previously in a cash flow hedge relationship									0	0	100
Other Comprehensive Income (Loss) [Member] | Cash Flow Hedging [Member] | Parent Company [Member] | Purchased Electricity [Member] | Energy Related Derivative [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Pre-tax gain (loss) of derivatives that were previously in a cash flow hedge relationship	0		0		(512)		(534)		(572)	(57)	(671)
Other Comprehensive Income (Loss) [Member] | Cash Flow Hedging [Member] | Subsidiaries [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Pre-tax gain (loss) of derivatives that were previously in a cash flow hedge relationship	$ (122)		$ (122)		$ (1,421)		$ (1,470)		$ (2,551)	$ (4,410)	$ (13,346)

[1]	Within the next twelve months, $0.5 million of losses in AOCI will be reclassified into earnings.